Poplar Forest Cornerstone Fund
Schedule of Investments
at December 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS - 73.1%
	Aerospace & Defense - 2.3%
5,000	Curtiss-Wright Corp.	$693,350

	Banks - 5.0%
10,000	Citigroup, Inc.	603,900
19,500	Wells Fargo & Co.	935,610
		1,539,510
	Biotechnology - 3.0%
4,200	United Therapeutics Corp. (a)	907,536

	Commercial Services & Supplies - 1.9%
14,700	Herman Miller, Inc.	576,093

	Consumer Finance - 2.4%
15,200	Ally Financial, Inc.	723,672

	Diversified Financial Services - 2.7%
25,100	Equitable Holdings, Inc.	823,029

	Diversified Telecommunication Services - 2.2%
27,000	AT&T, Inc.	664,200

	Food Products - 2.2%
20,100	Conagra Brands, Inc.	686,415

	Gas Utilities - 3.1%
14,700	National Fuel Gas Co.	939,918

	Health Care Providers & Services - 7.3%
6,500	AmerisourceBergen Corp.	863,785
800	Anthem, Inc.	370,832
9,600	CVS Health Corp.	990,336
		2,224,953
	Hotels, Restaurants & Leisure - 2.1%
17,300	Las Vegas Sands Corp. (a)	651,172

	Household Durables - 1.8%
25,700	Newell Brands, Inc.	561,288

	Insurance - 7.9%
7,200	Allstate Corp.	847,080
12,400	American International Group, Inc.	705,064
3,500	Athene Holding Ltd. (c)	291,655
8,500	Lincoln National Corp.	580,210
		2,424,009
	IT Services - 4.4%
19,500	DXC Technology Co. (a)	627,705
5,200	International Business Machines Corp.	695,032
1,040	Kyndryl Holdings, Inc. (a)	18,824
		1,341,561
	Machinery - 2.6%
41,700	CNH Industrial NV (c)	810,231

	Media - 1.0%
12,900	Discovery, Inc. - Class A (a)	303,666

	Metals & Mining - 1.7%
3,300	Reliance Steel & Aluminum Co.	535,326

	Multi-Line Retail - 3.2%
6,900	Dollar Tree, Inc. (a)	969,588

	Oil, Gas & Consumable Fuels - 5.4%
7,900	Chevron Corp.	927,065
28,300	Murphy Oil Corp.	738,913
		1,665,978
	Pharmaceuticals - 4.6%
9,100	Merck & Co., Inc.	697,424
23,600	Organon & Co.	718,620
		1,416,044
	Specialty Retail - 3.5%
4,500	Advance Auto Parts, Inc.	1,079,460

	Textiles, Apparel & Luxury Goods - 1.8%
13,700	Tapestry, Inc.	556,220

	Tobacco - 1.0%
3,300	Philip Morris International, Inc.	313,500

	Total Common Stocks (Cost $15,926,561)	22,406,719

Principal Amount		Value
	CORPORATE BONDS - 4.9%
	Banks - 2.4%
	Citizens Financial Group, Inc.
$700,000	3.750%, 7/1/24	732,428

	Professional Services - 2.5%
	Equifax, Inc.
750,000	3.300%, 12/15/22	763,407
	Total Corporate Bonds (Cost $1,463,772)	1,495,835

	U.S. TREASURY NOTES - 12.1%
	U.S. Treasury Floating Rate Note
650,000	0.134%, (USBMMY3M + 0.049%), 1/31/23 (d)	650,286
	U.S. Treasury Note TIPS
806,547	0.125%, 1/15/22	808,217
310,000	0.500%, 11/30/23	308,874
145,000	0.750%, 12/31/23	145,057
815,395	0.125%, 7/15/24	869,494
810,975	0.250%, 7/15/29	909,673
	Total U.S. Treasury Notes (Cost $3,540,033)	3,691,601

	PREFERRED STOCK - 2.4%
	Consumer Finance - 2.4%
700,000	Ally Financial, Inc. - Series B, 4.70%	728,438
	Total Preferred Stock (Cost $713,347)	728,438

	SHORT-TERM INVESTMENTS - 7.5%
	MONEY MARKET FUND - 1.5%
462,193	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 0.01% (b)	462,193
	Total Money Market Fund (cost $462,193)

	U.S. TREASURY BILLS - 6.0% (e)
$225,000	0.04%, 1/6/22	225,000
175,000	0.05%, 2/3/22	174,996
155,000	0.05%, 3/3/22	154,989
175,000	0.065%, 5/5/22	174,956
155,000	0.09%, 6/2/22	154,935
145,000	0.21%, 6/30/22	144,871
175,000	0.09%, 10/6/22	174,663
175,000	0.09%, 10/6/22	174,969
175,000	0.055%, 11/3/22	174,617
155,000	0.24%, 12/1/22	154,601
145,000	0.39%, 12/29/22	144,461
	Total U.S. Treasury Bills (Cost $1,853,428)	1,853,058
	Total Short-Term Investments (cost $2,315,621)	2,315,251

	Total Investments in Securities (Cost $23,959,334) - 100.0%	30,637,844
	Liabilities in Excess of Other Assets - 0.0%	(4,012)
	NET ASSETS - 100.0%	$30,633,832

	TIPS - Treasury Inflation Protected Securities
	USBMMY3M - U.S. Treasury 3 Month Bill Money Market Fund
(a)	Non-income producing security.
(b)	Rate shown is the 7-day annualized yield at December 31, 2021.
(c)	U.S. traded security of a foreign issuer.
(d)	Variable or floating rate security based on a reference index and spread. The rate reported
	is the rate in effect as of December 31, 2021.
(e)	Rate shown is the discount rate at December 31, 2021.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Poplar Forest Cornerstone Fund
Summary of Fair Value Disclosure at December 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2021:

	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$967,866	$-	$-	$967,866
Consumer Discretionary	3,817,728	-	-	3,817,728
Consumer Staples	999,915	-	-	999,915
Energy	1,665,978	-	-	1,665,978
Financials	5,510,220	-	-	5,510,220
Health Care	4,548,533	-	-	4,548,533
Industrials	2,079,674	-	-	2,079,674
Information Technology	1,341,561	-	-	1,341,561
Materials	535,326	-	-	535,326
Utilities	939,918	-	-	939,918
Total Common Stocks	22,406,719	-	-	22,406,719
Fixed Income
Corporate Bonds	-	1,495,835	-	1,495,835
U.S. Treasury Notes	-	3,691,601	-	3,691,601
Total Fixed Income	-	5,187,436	-	5,187,436
Preferred Stock	-	728,438	-	728,438
Short-Term Investments	462,193	1,853,058	-	2,315,251
Total Investments in Securities	$22,868,912	$7,768,932	$-	$30,637,844

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.